Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's restricted share awards
Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at June 30, 2013	169,368	$2.80

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2011	169,368	$2.80
Vested – 2012	0	$0
Non-vested at December 31, 2012	169,368	$2.80

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's aggregate stock options granted

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	140,625	$1.20
Options cancelled during 2013	(1,000)	2.22
Outstanding at June 30,2013	656,025	$2.79	6.8 years	$0
Exercisable at June 30,2013	589,925	$2.85	6.6 years	$0

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	364,400	$5.20
Options granted during 2012	178,000	$2.05
Options expired/cancelled during 2012	26,000	$5.68

Outstanding at December 31, 2012	516,400	$3.25	7.8	$0
Exercisable at December 31, 2012	442,650	$3.43	7.7	$0

Weighted-average assumptions used to fair value calculation for options granted

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	108%	96-97%
Risk-free interest rate	2.68-2.82%	2.59-2.70%
Expected life of options	.7-9.9 years	2.0-9.9 years

Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	109-112%	95-98%
Risk-free interest rate	2.32-2.70%	2.58-4.20%
Expected life of options	1.5-9.5 Years	2.5- 9.9 Years